Related parties (Details Narrative)			1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 20, 2023 EUR (€)	Nov. 01, 2021 USD ($)	Jul. 31, 2022 EUR (€)	Feb. 28, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jul. 31, 2024 shares	Apr. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Research and Development Expense							€ 4,812,854	€ 6,474,441	€ 5,338,962
Deferred Tax Assets, Tax Credit Carryforwards, Research					€ 700,000		500,000	400,000	700,000
General and Administrative Expense							4,951,456	5,258,501	5,705,030
[custom:DecreaseInGeneralAndAdministrativeExpenses]							300,000
[custom:DecreaseInAccountingLegalAndOtherProfessional]							62,000
[custom:DecreaseInAuditExpenses]							167,000
[custom:IncreaseInLegalFees]							130,000
[custom:DecreaseInOtherMinorCosts]							25,000
[custom:IncreaseInCommunicationAndItRelatedCosts]							23,000
[custom:DecreaseInConsultantsAndOtherThirdPartyCosts]							26,000
[custom:ConsultantExpense]							60,000
[custom:DecreaseInOtherGeneralAndAdministrativeCosts]							22,000
[custom:DecreaseInLimitedLiabilityInsuranceCost]							259,000
[custom:IncreaseInPatentMaintenanceCosts]							134,000
[custom:OtherCumulativeChange]							100,000
Share-Based Payment Arrangement, Expense							847,255	739,884	722,735
First Indication [Member]
Future option fees							1,000,000.0
Second Indication [Member]
Future option fees							500,000
Third Indication [Member]
Future option fees							300,000
Pierluigi Paracchi [Member]
Salary and Wage, Excluding Cost of Good and Service Sold				€ 420,000
[custom:PercentageOfAnnualBonus]				40.00%
Director [Member] | Pierluigi Paracchi [Member]
Employee Benefits and Share-Based Compensation							688,000	692,000	624,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares | shares										120,000
Accrued Bonuses, Current					112,501			168,000	112,501
[custom:BonusOutstandingPaid]							336,000
Accrued Bonuses					37,000				37,000		€ 60,000	€ 23,000
Naldini [Member]
Employee Benefits and Share-Based Compensation								100,000
Annual fee					100,000
Dr.Gentner [[Member]
Employee Benefits and Share-Based Compensation								45,000
Annual fee					45,000
Dr.Gentner [[Member] | Consultancy [Member]
Employee Benefits and Share-Based Compensation							€ 5,000
XDG Biomed LLC [Member]
[custom:PercentageOfAnnualBonus]						30.00%	30.00%
Recurring fees							€ 300,000
Employee-related Liabilities							50,000
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold | $						$ 500,000
Mr.Russo [Member]
Accrued Bonuses					112,000		145,000	156,000	112,000
Mr.Russo [Member] | Related Party [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares | shares										100,000
Share-Based Payment Arrangement, Expense							611,000	592,000	580,000
Richard Slansky [Member]
[custom:PercentageOfAnnualBonus]		30.00%
Accrued Bonuses					€ 77,000		108,000	116,000	77,000
Other Comprehensive Income (Loss), Tax			€ 201,000
Richard Slansky [Member] | Related Party [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares | shares										100,000
Share-Based Payment Arrangement, Expense							458,000	€ 456,000	€ 445,000
Consultancy Agreements [Member]
[custom:ConsultantExpense]							86,000
Amended and Restated OSR License Agreement [Member]
Upfront fee							€ 250,000
Other Commitments, Description						We are also obligated to carry out our development activities using qualified and experienced professionals and sufficient level of resources. In particular, consistent with the terms of the Original OSR License Agreement, the ARLA continues to require us to invest (a) at least €5,425,000 with respect to the development of the licensed products, and (b) at least €2,420,000 with respect to the manufacturing of such licensed products (subject to certain adjustments).	We are also obligated to carry out our development activities using qualified and experienced professionals and sufficient level of resources. In particular, consistent with the terms of the Original OSR License Agreement, the ARLA continues to require us to invest (a) at least €5,425,000 with respect to the development of the licensed products, and (b) at least €2,420,000 with respect to the manufacturing of such licensed products (subject to certain adjustments).
Sublicense Agreement [Member]
Taxes and Licenses	€ 875,000
Amendment to OSR Amendedand Restated License Agreement [Member]
[custom:AgreementFee]							€ 400,000
[custom:TotalProjectCashConsideration]							200,000
Amendment to OSR Amendedand Restated License Agreement [Member] | First Solid Cancer Indication Option Fee [Member]
Operating Costs and Expenses							11,500,000
Amendment to OSR Amendedand Restated License Agreement [Member] | Second Solid Cancer Indication Option Fee [Member]
[custom:OptionFee]							1,000,000.0
OSR Sponsor Research Agreement [Member] | Related Party [Member]
Payments to Acquire in Process Research and Development							400,000
Minimum [Member]
Research and Development Expense							1,700,000
[custom:IncreaseDecreaseInResearchAndDevelopmentExpense]							€ 1,700,000
[custom:ResearchAndDevelopmentTaxCreditsPercentage-0]							10.00%
Minimum [Member] | Pierluigi Paracchi [Member]
[custom:PercentageOfAnnualBonus]			20.00%
Minimum [Member] | Richard Slansky [Member]
Deferred Compensation Arrangement with Individual, Compensation Expense | $		$ 300,000
Maximum [Member]
[custom:ResearchAndDevelopmentTaxCreditsPercentage-0]							20.00%
Maximum [Member] | Pierluigi Paracchi [Member]
[custom:PercentageOfAnnualBonus]			40.00%
Maximum [Member] | Richard Slansky [Member]
Deferred Compensation Arrangement with Individual, Compensation Expense | $		$ 375,000